Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Domestic Country [Member]	Jun. 30, 2012 Domestic Country [Member]	Jun. 30, 2012 State and Local Jurisdiction [Member]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 299,418
Operating Loss Carryforwards	$ 5,700,000	$ 7,200,000	$ 7,000,000	$ 5,500,000